Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Federated Hermes Capital Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary InformationFederated Hermes Capital Income Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objectives are current income and long-term growth of income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class F Shares (F), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 21 and in “Appendix B” to this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	 February 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated Hermes funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objectives by investing primarily in both equity and fixed-income securities that have relatively high current income potential. The Fund’s investment adviser or subadviser (as applicable, “Adviser”) divides the Fund’s portfolio between equity and fixed-income investments by first allocating an amount to fixed-income investments sufficient to achieve a minimum income consistent with the Fund’s strategy of emphasizing relatively high current income potential. The Adviser then adjusts the initial allocation based on the Adviser’s expectations for the performance and risk of the stocks and bonds in which the Fund invests. The Adviser’s process for selecting equity investments attempts to identify primarily mid- to large-cap securities with dividend yields. The Adviser primarily selects fixed-income investments that offer relatively high current yields. The Adviser expects that these fixed-income investments will primarily be domestic investment-grade and noninvestment-grade fixed income securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. The Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities in order to increase or decrease its exposure to foreign interest rate and/or currency markets. The Adviser continuously analyzes a variety of economic and market indicators, considers the expected performance and risks unique to these categories of fixed-income investments, and attempts to strategically allocate among the categories to achieve strong income across changing business cycles. The Adviser does not target an average maturity or duration for the Fund’s portfolio and may invest in bonds of any maturity range.Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities, from time to time, that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.To pursue the Fund’s investment strategy, the Adviser can invest in securities directly or in other investment companies, including, for example, affiliated funds advised by the Adviser or its affiliates (“Underlying Funds”). At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio. The Fund may also invest in real estate investment trusts (REITs). The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). Consistent with the Fund’s benchmark, the Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objectives.Portfolio TurnoverThe Fund actively trades its portfolio securities in an attempt to achieve its investment objectives. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes Capital Income Fund – A Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 11.68% (quarter ended June 30, 2020). Its lowest quarterly return was (14.05)% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for A class and after-tax returns for C, F, R and IS classes will differ from those shown for A class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class and after-tax returns for C, F, R and IS classes will differ from those shown for A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2023)
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fist_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus.
Federated Hermes Capital Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Federated Hermes Capital Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Federated Hermes Capital Income Fund | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Federated Hermes Capital Income Fund | Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
Federated Hermes Capital Income Fund | Large Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Cap Company Risk. The Fund may invest in large capitalization (or “large-cap”) companies. In addition, large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
Federated Hermes Capital Income Fund | Risk Related to Investing for Value [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in certain up markets. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The value approach to stock selection also carries the risk that the market will not recognize a security’s intrinsic value for a long time (if ever), or that a stock judged to be undervalued may actually be appropriately priced.
Federated Hermes Capital Income Fund | Real Estate Investment Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Federated Hermes Capital Income Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Federated Hermes Capital Income Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. These features may make it more difficult to sell or buy a security at a favorable price or time. Noninvestment-grade securities generally have less liquidity than investment-grade securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Federated Hermes Capital Income Fund | Risk Associated with Noninvestment Grade Securities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Associated with Noninvestment-Grade Securities. Securities rated below investment-grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
Federated Hermes Capital Income Fund | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
Federated Hermes Capital Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Federated Hermes Capital Income Fund | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities when interest rates rise.
Federated Hermes Capital Income Fund | Risk of Foreign Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
Federated Hermes Capital Income Fund | Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Federated Hermes Capital Income Fund | Risk of Investing in Emerging Market Countries [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
Federated Hermes Capital Income Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
Federated Hermes Capital Income Fund | European Union and Eurozone Related Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivative contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
Federated Hermes Capital Income Fund | Risk of Investing in Derivative Contracts and Hybrid Instruments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, interest rate, counterparty credit, currency, liquidity and leverage risks.
Federated Hermes Capital Income Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Federated Hermes Capital Income Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
Federated Hermes Capital Income Fund | Custodial Services and Related Investment Costs [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
Federated Hermes Capital Income Fund | Underlying Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by underlying funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of underlying funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.
Federated Hermes Capital Income Fund | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Federated Hermes Capital Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.50%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 658
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,133
10 Years	rr_ExpenseExampleYear10	1,838
1 Year	rr_ExpenseExampleNoRedemptionYear01	658
3 Years	rr_ExpenseExampleNoRedemptionYear03	886
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,133
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,838
2014	rr_AnnualReturn2014	2.34%
2015	rr_AnnualReturn2015	(6.18%)
2016	rr_AnnualReturn2016	7.91%
2017	rr_AnnualReturn2017	10.05%
2018	rr_AnnualReturn2018	(7.14%)
2019	rr_AnnualReturn2019	15.69%
2020	rr_AnnualReturn2020	9.47%
2021	rr_AnnualReturn2021	9.72%
2022	rr_AnnualReturn2022	(12.44%)
2023	rr_AnnualReturn2023	10.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.05%)
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	3.01%
Federated Hermes Capital Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.74%
1 Year	rr_ExpenseExampleYear01	$ 289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	1,986
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,986
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	5.25%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Federated Hermes Capital Income Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.00%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 312
3 Years	rr_ExpenseExampleYear03	549
5 Years	rr_ExpenseExampleYear05	705
10 Years	rr_ExpenseExampleYear10	1,438
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	705
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,438
1 Year	rr_AverageAnnualReturnYear01	8.38%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Federated Hermes Capital Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	5.98%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Federated Hermes Capital Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	10.92%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Federated Hermes Capital Income Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Federated Hermes Capital Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.60%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Federated Hermes Capital Income Fund | S&P 500 Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[3]
Federated Hermes Capital Income Fund | Blended Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.97%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.15%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.47%	[4]
Federated Hermes Capital Income Fund | Morningstar Moderately Conservative Allocation Funds Average
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.43%	[5]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[5]
10 Years	rr_AverageAnnualReturnYear10	4.16%	[5]

[1]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund’s A, C, F, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the F class of the Fund. The F class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (“Trustees”).
[3]	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[4]	The Blended Index is comprised of 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomberg US Corporate High Yield 2% Issuer Capped Index/20% Bloomberg US Mortgage Backed Securities Index. The Russell 1000® Value measures the performance of the large-cap value segment of the U.S. equity universe. The Bloomberg EM Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg US Universal Index and is generally at least 80% noninvestment-grade. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The Bloomberg US Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
[5]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.